PROVISION FOR WARRANTY COST (Tables)	12 Months Ended
Dec. 31, 2023
Provision For Warranty Cost
Schedule of provision for warranty cost

	December 31, 2023	December 31, 2022
	$	$
Opening balance of warranty provision	1,709	1,669
Additions	368	499
Warranty claims applied	(494)	(841)
Change in estimate of warranty provision	(860)	421
Change in foreign exchange	24	(39)
Ending balance of warranty provision	747	1,709
Less: Current portion	612	1,585
Long-term portion of warranty provision	135	124